Provision for rehabilitation and closure costs - Reconciliation (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Reconciliation of changes in other provisions [abstract]
Current portion	$ 3,768	$ 6,766
Non-current portion	21,978	21,891
Revisions to rehabilitation and closure plans	600
Provision for rehabilitation and closure costs
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	28,657	26,687
Change in estimates	(4,303)	12,499
Accretion expense	3,517	2,339
Settled	(5,608)	(5,870)
Foreign exchange	3,483	(6,998)
Balance, end of year	25,746	28,657
Provision for rehabilitation and closure costs | MCSA Mining Complex
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	20,689
Balance, end of year	15,743	20,689
Provision for rehabilitation and closure costs | NX Gold
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	3,868
Balance, end of year	5,183	3,868
Provision for rehabilitation and closure costs | Xavantina
Reconciliation of changes in other provisions [abstract]
Balance, beginning of year	4,100
Balance, end of year	$ 4,820	$ 4,100